Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

Note 9: Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2017, Group’s available committed unsecured facilities expiring after twelve months amounted to $3.2 billion ($2.9 billion at December 31, 2016).

In 2016, we signed a renewal of a five-year committed revolving credit facility for €1.75 billion. The renewal extends the maturity of the previous €1.75 billion committed revolving credit facility from 2019 until 2021. The €1.75 billion ($2.1 billion at the year-end 2017 exchange rate) facility is guaranteed by the parent company with cross-guarantees from each of the borrowers (i.e., CNH Industrial Finance S.p.A., CNH Industrial Finance Europe S.A. and CNH Industrial Finance North America Inc.), envisages typical provisions for contracts of this type and size, such as: financial covenants (Net debt/EBITDA ratio relating to Industrial Activities), other covenants mainly relating to Industrial Activities including negative pledge, a status (or pari passu) covenant, restrictions on the incurrence of indebtedness by certain subsidiaries, customary events of default (some of which are subject to minimum thresholds and customary mitigants) including cross-default, failure to pay amounts due or to comply with certain provisions under the loan agreement, the occurrence of certain bankruptcy-related events and mandatory prepayment obligations upon a change in control of CNH Industrial or the borrowers. The failure to comply with these provisions, in certain cases if not suitably remedied, can lead to the requirement to make early repayment of the outstanding advances. At December 31, 2017, the Company was in compliance with all covenants in the revolving credit facility.

At December 31, 2017, Financial Services’ committed asset-backed facilities expiring after twelve months amounted to $3.5 billion ($3.2 billion at December 31, 2016), of which $2.3 billion at December 31, 2017 ($2.5 billion at December 31, 2016) were utilized.

Debt

A summary of issued bonds outstanding as of December 31, 2017, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities
Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1) (2)	EUR	853	6.250%	March 9, 2018	$1,023
CNH Industrial Finance Europe S.A. (1) (3)	EUR	547	2.750%	March 18, 2019	656
CNH Industrial Finance Europe S.A. (1)	EUR	700	2.875%	September 27, 2021	839
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	90
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.375%	May 23, 2022	600
CNH Industrial Finance Europe S.A. (1)	EUR	500	2.875%	May 17, 2023	600
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	779
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	120
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	60
Other Bonds:
CNH Industrial N.V. (4)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (4)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(57)
Total Industrial Activities					$5,810
Financial Services
CNH Industrial Capital LLC	USD	600	3.625%	April 15, 2018	$600
CNH Industrial Capital LLC	USD	500	3.375%	July 15, 2019	500
CNH Industrial Capital LLC	USD	600	4.375%	November 6, 2020	600
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital LLC	USD	500	4.375%	April 05, 2022	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(25)
Total Financial Services					$3,075

(1) Bond listed on the Irish Stock Exchange.

(2) In September 2017, CNH Industrial Finance Europe S.A. Repurchased €347 million

(3) In September 2017, CNH Industrial Finance Europe S.A. Repurchased €453 million

(4) Bond listed on the New York Stock Exchange.

A summary of total debt as of December 31, 2017 and 2016, is as follows:

	2017			2016
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)
Total Bonds	$5,810	$3,075	$8,885	$4,944	$3,669	$8,613
Asset-backed debt	3	12,025	12,028	8	11,776	11,784
Other debt	648	4,334	4,982	1,742	3,137	4,879
Intersegment debt	935	1,641	—	997	1,479	—
Total Debt	$7,396	$21,075	$25,895	$7,691	$20,061	$25,276

The weighted-average interest rate on consolidated debt at December 31, 2017, and 2016 was 3.1% and 3.2%, respectively.

In April 2016, CNH Industrial Finance Europe S.A. issued €50 million of notes as a private placement, due in 2028 and bearing fixed interest at a rate of 3.875% (the “3.875% CIFE Notes”). The 3.875% CIFE Notes have been issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In May 2016, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 2.875% (the “2.875% Notes”) due May 2023. The 2.875% Notes have been issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In June 2010, Case New Holland Industrial Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due in 2017. The 7.875% Senior Notes were fully and unconditionally guaranteed by CNH Industrial N.V. (as successor to CNH Global N.V.) and certain of its direct and indirect subsidiaries. In August and December of 2016, Case New Holland Industrial Inc. repurchased $450 million and $414 million, respectively, in aggregate principal amount of its 7.875% notes following a cash tender offer announced in the same months. In June 2017, Case New Holland Industrial Inc. redeemed all of the outstanding $636 million aggregate principal amount of the 7.875% Senior Notes and incurred a total charge of $17 million.

In June 2015, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes due 2018”) due in 2018. The 3.875% Notes due 2018 are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer. In December 2017, CNH Industrial Capital LLC completed the early redemption of all of the outstanding $600 million in principal amount of the 3.875% Notes due 2018.

In March 2016, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 4.875% (the “4.875% Notes”) due in April 2021. The 4.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In August 2016, CNH Industrial N.V. issued $600 million of notes at an annual fixed rate of 4.500% (the “4.500% Notes”) due August 2023.

In October 2016, CNH Industrial Capital LLC issued $400 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes due 2021”) due in October 2021. The 3.875% Notes due 2021 are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In March 2017, CNH Industrial Finance Europe S.A. issued as a private placement €75 million of notes at an annual fixed rate of 1.625% due in 2022 (the “1.625% CIFE Notes”) at an issue price of 99.407 percent of their principal amount. The 1.625% CIFE Notes were issued under the €10 billion Global Medium Term Note Programme (subsequently converted into the Euro Medium Term Note Programme) unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In April 2017, CNH Industrial Capital LLC issued at par $500 million of notes at an annual fixed rate of 4.375% due in 2022.

In May 2017, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.375% due in 2022 (the “1.375% CIFE Notes”) at an issue price of 99.335 percent of their principal amount. The 1.375% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

On June 15, 2017, Standard and Poor’s (“S&P”) upgraded the long-term corporate rating of CNH Industrial N.V. and CNH Industrial Capital LLC to investment grade at “BBB-". Following the upgrade by S&P, the notes issued under the Euro Medium Term Notes Programme (and the notes issued under its predecessor, the Global Medium Term Notes Programme) benefited from Eurosystem eligibility, the financial covenant contained in the €1.75 billion Revolving Credit Facility, which required Industrial Activities to maintain EBITDA/Net interest ratio, was no longer applicable, and the financial covenants contained in two revolving credit facilities of CNH Industrial Capital LLC, which required maintenance of an EBITDA coverage ratio, were no longer applicable.

In September 2017, CNH Industrial Finance Europe S.A. issued €650 million of notes at an annual fixed rate of 1.750% due in 2025 (the “1.750% CIFE Notes”) at an issue price of 99.248 percent of their principal amount. The 1.750% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In September 2017, CNH Industrial Finance Europe S.A. repurchased a total of €800 million in principal amount of its 6.250% Notes due 2018 and its 2.750% Notes due 2019.

On October 24, 2017, Fitch Ratings assigned to CNH Industrial N.V. and CNH Industrial Capital LLC new investment grade long-term issuer default ratings of “BBB-”. This rating action and the S&P upgrade on June 15, 2017 made CNH Industrial’s securities eligible for the main investment grade indices in the U.S. market, which CNH Industrial believes has improved its access to funding at better rates.

In November 2017, CNH Industrial N.V. issued $500 million of notes at an annual fixed rate of 3.850% due 2027 with an issue price of 99.384%.

In December 2017, CNH Industrial Capital LLC established a new commercial paper program to issue short-term, unsecured, unsubordinated commercial paper notes on a private placement basis. As of December 31, 2017 the aggregate principal amount of the notes outstanding was $115 million.

The bonds issued by the Group may contain commitments of the issuer, and in certain cases commitments of CNH Industrial N.V. in its capacity as guarantor, which are typical of international practice for bond issues of this type such as, in particular, negative pledge (in relation to quoted indebtedness), a status (or pari passu) covenant and cross default clauses. A breach of these commitments can lead to the early repayment of the applicable notes. The bonds guaranteed by CNH Industrial N.V. under the Euro Medium Term Note Programme (and its predecessor the Global Medium Term Notes Programme), as well as the notes issued by CNH Industrial N.V., contain clauses which could lead to early repayment if there is a change of control of CNH Industrial N.V. leading to a rating downgrading of CNH Industrial N.V.

Other debt consists primarily of borrowings from banks which are at various terms and rates. Included in Other debt of Financial Services is approximately $1.6 billion and $1.4 billion at December 31, 2017 and 2016, respectively, of funding provided by the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social (BNDES). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery in accordance with the program.

A summary of the minimum annual repayments of debt as of December 31, 2017, for 2018 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2018	$1,263	$10,230	$11,493
2019	888	3,244	4,132
2020	41	2,986	3,027
2021	861	2,007	2,868
2022	710	756	1,466
2023 and thereafter	2,698	211	2,909
Intersegment	935	1,641	—
Total	$7,396	$21,075	$25,895

Please refer to “Note 14: Financial Instruments” for fair value information on debt.